INCOME TAXES Income tax contingencies (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2018
Income Tax Contingency [Line Items]
Income taxes and penalties on gains related to IP rights	$ 68
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Open Tax Year Date		Nov. 01, 2014
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year Date		Aug. 01, 2014
Foreign entities [Member]
Income Tax Contingency [Line Items]
Open Tax Year		2007